S000072616 [Member] Investment Strategy - TCW METWEST Sustainable Securitized Fund	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in debt securities issued by securitized vehicles and similar instruments that the Adviser believes satisfy its proprietary screening criteria that identify securities with one or more positive environmental, social or sustainable factors. The Fund will invest in securities issued by securitized vehicles including but not limited to residential mortgage-backed securities, commercial mortgage-backed securities, other asset backed securities, real estate related debt, mortgage pass-through securities, as well as floating, variable and fixed-rate securities. The Fund will invest in securities that are issued or guaranteed by the U.S. government or by any of its agencies or instrumentalities and those issued by non-governmental entities, as well as unguaranteed securities issued by private entities. Under normal circumstances, the Fund invests at least 80% of its net assets in securities rated investment grade or unrated securities determined by the Adviser to be of comparable quality. The Fund may also invest up to 20% of its assets in below investment grade bonds (“junk bonds”), which are bonds rated below BBB- by Fitch Ratings, Inc. (“Fitch”), below BBB- by S&P Global Ratings (“S&P”) and below Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), or, if unrated, bonds deemed by the Fund’s investment advisor to be of comparable quality. The Fund may invest up to 15% of its total assets (measured at the time of investment) in asset-backed and mortgage-related securities rated below investment grade by Moody’s, S&P or Fitch, or, if unrated, determined by the Adviser to be of comparable quality.
In determining whether to buy or sell investments, the portfolio management team evaluates each investment idea based on, among other factors, the team’s view of its current income potential, risk level, capital appreciation potential, and how it fits within the Fund’s overall portfolio. The allocation of capital to sectors and securities is driven primarily by the Adviser’s assessment of relative value offered by each sector and security, respectively, with additional screening to determine whether securities meet the portfolio manager’s criteria to invest in securities with one or more positive environmental, social, or sustainable attributes.
In implementing its sustainable investment strategy, the Adviser evaluates potential investments based on a number of factors, including, but not limited to: support for affordable housing and community development, especially serving low- and moderate-income individuals and communities; mortgage-backed securities that support energy efficiency and broader “green” initiatives; certain non-mortgage related asset-backed securities, such as collateralized loan obligations with ESG-related exclusionary criteria; and commercial and consumer secured and unsecured debt related to sustainable initiatives, such as solar facilities. Governance review includes, but is not limited to, lending programs, borrower education and disclosure, origination policies, servicing practices, and securitization deal structure. The Adviser uses a combination of proprietary research, third-party data, and engagement with issuers, originators, industry standard setters, and others to assess the sustainable criteria of the assets and to understand the importance of these factors to an investment’s performance. Not all of these sources may be used in every instance. Evaluating sustainable attributes and risk factors is part of the investment analysis (alongside traditional financial metrics) and informed investment decision making with the goal of improving risk-adjusted returns, consistent with the Fund’s investment objective.
The Fund’s investments are not limited to securities labeled “sustainable” or “ESG.” An investment’s satisfaction of the Adviser’s criteria described above is based on the Adviser’s proprietary analysis and not that of a third party. The Fund may invest up to 20% of its net assets in securities that the Adviser does not consider to be sustainable investments. Securities or other instruments may be sold for a number of reasons, including when the portfolio managers believe that (i) another security or instrument may offer a better investment opportunity, (ii) there has been a deterioration in the credit fundamentals of an issuer, (iii) an individual security or instrument has reached its sell target, (iv) the portfolio should be rebalanced for diversification or portfolio weighting purposes, or (v) the security no longer meets the Adviser’s sustainable criteria.
Under normal circumstances, the Fund’s portfolio duration is two to eight years and the Fund’s dollar-weighted average maturity ranges from two to fifteen years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security to changes in interest rates.
The Fund invests in the U.S. and international securitized markets, including securities denominated in foreign currencies. The Fund has the flexibility to allocate up to 20% of its total assets to securities of foreign issuers denominated in U.S. dollars or foreign currencies. The Fund reserves the right to hedge its exposure to foreign currencies to reduce the risk of loss from fluctuations in currency exchange rates, but is under no obligation to do so under any circumstances. Up to 10% of the Fund’s total assets may be invested in emerging markets and instruments that are economically tied to emerging market countries.
The Fund may normally borrow or sell securities short each up to 33 1/3% of the value of its total assets.